Income Taxes - Rollforward of deferred income tax assets and liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	$ 12,317,531	$ 12,380,445
Credit (Charge) to Consolidated Statement of Income	2,058,457	1,017,430
Credit (Charge) to Other Comprehensive Income and Equity	(584,731)	(1,080,344)
Deferred income tax account at end of period	13,791,257	12,317,531
Accrued liabilities
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	3,388,289	3,208,863
Credit (Charge) to Consolidated Statement of Income	230,999	179,426
Deferred income tax account at end of period	3,619,288	3,388,289
Loss allowance
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	1,115,990	1,160,708
Credit (Charge) to Consolidated Statement of Income	149,305	(44,718)
Credit (Charge) to Other Comprehensive Income and Equity	79,130
Deferred income tax account at end of period	1,344,425	1,115,990
Customer advances
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	2,230,958	2,761,196
Credit (Charge) to Consolidated Statement of Income	(431,628)	(530,238)
Deferred income tax account at end of period	1,799,330	2,230,958
Property, plant and equipment, net
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	1,159,085
Credit (Charge) to Consolidated Statement of Income	411,805	1,159,085
Deferred income tax account at end of period	1,570,890	1,159,085
Prepaid expenses and other items
Rollforward of deferred income tax assets and liabilities
Credit (Charge) to Consolidated Statement of Income	1,785,820
Credit (Charge) to Other Comprehensive Income and Equity	(660,433)
Deferred income tax account at end of period	1,125,387
Tax loss carryforwards
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	12,408,990	13,829,616
Credit (Charge) to Consolidated Statement of Income	(2,694,815)	(628,278)
Credit (Charge) to Other Comprehensive Income and Equity		(792,348)
Deferred income tax account at end of period	9,714,175	12,408,990
Deferred income tax assets of foreign subsidiaries
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	257,769	279,683
Credit (Charge) to Consolidated Statement of Income	73,117	(21,914)
Credit (Charge) to Other Comprehensive Income and Equity	(109,494)
Deferred income tax account at end of period	221,392	257,769
Investments
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(3,968,176)	(4,471,232)
Credit (Charge) to Consolidated Statement of Income	(701,924)	721,525
Credit (Charge) to Other Comprehensive Income and Equity	158,426	(218,469)
Deferred income tax account at end of period	(4,511,674)	(3,968,176)
Property, plant and equipment, net
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period		(305,654)
Credit (Charge) to Consolidated Statement of Income		305,654
Derivative financial instruments
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(355,051)
Credit (Charge) to Consolidated Statement of Income	158,864	(355,051)
Credit (Charge) to Other Comprehensive Income and Equity	(52,360)
Deferred income tax account at end of period	(248,547)	(355,051)
Intangible assets and transmission rights
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(2,646,267)	(2,898,572)
Credit (Charge) to Consolidated Statement of Income	1,802,858	252,305
Deferred income tax account at end of period	(843,409)	(2,646,267)
Prepaid expenses and other items
Rollforward of deferred income tax assets and liabilities
Deferred income tax account at beginning of period	(1,274,056)	(1,184,163)
Credit (Charge) to Consolidated Statement of Income	$ 1,274,056	(20,366)
Credit (Charge) to Other Comprehensive Income and Equity		(69,527)
Deferred income tax account at end of period		$ (1,274,056)